Eaton Vance
Growth Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 1.6%
Hexcel Corp.	53,723	$ 3,194,907
Raytheon Technologies Corp.	31,675	3,138,042
		$ 6,332,949
Auto Components — 1.1%
Aptiv PLC(1)	34,949	$ 4,183,745
		$ 4,183,745
Beverages — 2.1%
Coca-Cola Co. (The)	131,149	$ 8,131,238
		$ 8,131,238
Biotechnology — 1.9%
AbbVie, Inc.	44,968	$ 7,289,762
		$ 7,289,762
Building Products — 0.6%
Trane Technologies PLC	15,472	$ 2,362,574
		$ 2,362,574
Capital Markets — 4.2%
Charles Schwab Corp. (The)	83,677	$ 7,054,808
Goldman Sachs Group, Inc. (The)	19,736	6,514,853
Intercontinental Exchange, Inc.	21,158	2,795,395
		$ 16,365,056
Chemicals — 0.2%
Ecolab, Inc.	5,423	$ 957,485
		$ 957,485
Commercial Services & Supplies — 1.4%
Copart, Inc.(1)	16,029	$ 2,011,159
Waste Connections, Inc.	25,646	3,582,746
		$ 5,593,905
Electrical Equipment — 1.3%
AMETEK, Inc.	37,368	$ 4,976,670
		$ 4,976,670
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., Class A(1)	4,600	$ 1,903,020
		$ 1,903,020
Entertainment — 1.8%
Netflix, Inc.(1)	11,469	$ 4,296,173
Walt Disney Co. (The)(1)	21,088	2,892,430
		$ 7,188,603
Food & Staples Retailing — 1.2%
Sysco Corp.	56,096	$ 4,580,238
		$ 4,580,238
Food Products — 0.9%
Mondelez International, Inc., Class A	57,415	$ 3,604,514
		$ 3,604,514
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	37,943	$ 4,490,934
Inari Medical, Inc.(1)	28,105	2,547,437
Intuitive Surgical, Inc.(1)	23,471	7,080,731
Ortho Clinical Diagnostics Holdings PLC(1)	72,100	1,345,386
Tandem Diabetes Care, Inc.(1)	19,354	2,250,677
		$ 17,715,165
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	17,578	$ 8,964,253
		$ 8,964,253
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	8,460	$ 1,797,412
		$ 1,797,412
Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	48,094	$ 4,375,111
		$ 4,375,111
Household Products — 0.4%
Church & Dwight Co., Inc.	14,395	$ 1,430,575
		$ 1,430,575
Interactive Media & Services — 10.7%
Alphabet, Inc., Class A(1)	8,284	$ 23,040,703
Alphabet, Inc., Class C(1)	3,620	10,110,624

Eaton Vance
Growth Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A(1)	32,788	$ 7,290,740
Twitter, Inc.(1)	28,161	1,089,549
		$ 41,531,616
Internet & Direct Marketing Retail — 8.7%
Amazon.com, Inc.(1)	10,358	$ 33,766,562
		$ 33,766,562
IT Services — 7.0%
Accenture PLC, Class A	12,186	$ 4,109,485
PayPal Holdings, Inc.(1)	33,403	3,863,057
Visa, Inc., Class A	87,662	19,440,801
		$ 27,413,343
Life Sciences Tools & Services — 2.8%
10X Genomics, Inc., Class A(1)	23,657	$ 1,799,588
Agilent Technologies, Inc.	19,508	2,581,494
Illumina, Inc.(1)	6,209	2,169,424
Thermo Fisher Scientific, Inc.	7,598	4,487,759
		$ 11,038,265
Machinery — 0.6%
Westinghouse Air Brake Technologies Corp.	22,576	$ 2,171,134
		$ 2,171,134
Oil, Gas & Consumable Fuels — 0.8%
EOG Resources, Inc.	26,895	$ 3,206,691
		$ 3,206,691
Pharmaceuticals — 1.5%
Eli Lilly & Co.	20,378	$ 5,835,648
		$ 5,835,648
Road & Rail — 1.9%
CSX Corp.	117,069	$ 4,384,234
Uber Technologies, Inc.(1)	80,436	2,869,957
		$ 7,254,191
Semiconductors & Semiconductor Equipment — 9.2%
Ambarella, Inc.(1)	15,281	$ 1,603,283
Intel Corp.	91,929	4,556,001
Micron Technology, Inc.	124,632	9,707,586
QUALCOMM, Inc.	70,336	10,748,747
Texas Instruments, Inc.	50,572	9,278,951
		$ 35,894,568
Security	Shares	Value
Software — 18.0%
Adobe, Inc.(1)	25,224	$ 11,492,559
Altair Engineering, Inc., Class A(1)(2)	30,179	1,943,528
Intuit, Inc.	20,608	9,909,151
Microsoft Corp.	97,797	30,151,793
Palantir Technologies, Inc., Class A(1)	228,683	3,139,818
Paycom Software, Inc.(1)	11,446	3,964,665
salesforce.com, inc.(1)	26,346	5,593,783
Zscaler, Inc.(1)	15,691	3,785,924
		$ 69,981,221
Specialty Retail — 3.0%
Home Depot, Inc. (The)	12,522	$ 3,748,210
TJX Cos., Inc. (The)	128,012	7,754,967
		$ 11,503,177
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	137,110	$ 23,940,777
Logitech International S.A.(2)	50,264	3,708,478
		$ 27,649,255
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	29,417	$ 3,958,351
		$ 3,958,351
Total Common Stocks (identified cost $172,845,178)		$388,956,297

Short-Term Investments — 0.5%
Affiliated Fund — 0.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(3)	525,875	$ 525,823
Total Affiliated Fund (identified cost $525,720)		$ 525,823

Eaton Vance
Growth Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(4)	1,479,504	$ 1,479,504
Total Securities Lending Collateral (identified cost $1,479,504)		$ 1,479,504
Total Short-Term Investments (identified cost $2,005,224)		$ 2,005,327
Total Investments — 100.5% (identified cost $174,850,402)		$390,961,624
Other Assets, Less Liabilities — (0.5)%		$ (2,002,085)
Net Assets — 100.0%		$388,959,539
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $3,323,538 and the total market value of the collateral received by the Fund was $3,539,227, comprised of cash of $1,479,504 and U.S. government and/or agencies securities of $2,059,723.
(3)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
The Fund did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $525,823, which represents 0.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$45,076	$6,786,480	$(6,305,649)	$(187)	$103	$525,823	$322	525,875
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Growth Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$388,956,297*	$ —	$ —	$388,956,297
Short-Term Investments:
Affiliated Fund	—	525,823	—	525,823
Securities Lending Collateral	1,479,504	—	—	1,479,504
Total Investments	$ 390,435,801	$525,823	$ —	$390,961,624
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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